ORGANIZATION AND DESCRIPTION OF BUSINESS, Subsidiaries Information (Details)	6 Months Ended
Sep. 30, 2025
Waton Securities International Limited ("WSI") [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Apr. 28, 1989
Place of incorporation	K3
% of ownership	100.00%
Major business activities	Broker services and software licensing and related support services
Waton Technology International Limited ("WTI") [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Feb. 24, 2023
Place of incorporation	K3
% of ownership	100.00%
Major business activities	Software licensing and related support services
Waton Sponsor Limited [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Sep. 07, 2023
Place of incorporation	D8
% of ownership	100.00%
Major business activities	Sponsor of a special purpose acquisition company
Love & Health Limited [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Oct. 03, 2023	[1]
Place of incorporation	E9	[1]
% of ownership	100.00%	[1]
Major business activities	Special Purpose Acquisition Company	[1]
Descart Limited [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Feb. 23, 2024
Place of incorporation	X1
% of ownership	100.00%
Major business activities	General holding

[1]	As of September 30, 2025, Love & Health Limited has not completed its initial public offering with Nasdaq.